Derivative Financial Instruments - Summary of Fair Value and Notional Amount of Derivatives (Detail) $ in Millions	12 Months Ended
	Mar. 31, 2023 CAD ($) t	Mar. 31, 2022 CAD ($) t
Disclosure of detailed information about financial instruments [line items]
Fair Value Liability	$ 0.0	$ 28.8
Natural Gas [Member]
Disclosure of detailed information about financial instruments [line items]
Fair Value Liability	0.0	0.2
Steel [Member]
Disclosure of detailed information about financial instruments [line items]
Fair Value Liability	0.0	28.6
Cash flow hedges [member] | Natural Gas [Member]
Disclosure of detailed information about financial instruments [line items]
Fair Value Liability	$ 0.0	$ 0.2
Notional Amounts | t	0	0
Average Price (USD)	0	0
Cash flow hedges [member] | Steel [Member]
Disclosure of detailed information about financial instruments [line items]
Fair Value Liability	$ 0.0	$ 28.6
Notional Amounts | t	0	90,000
Average Price (USD)	0	1,091